As filed with the Securities and Exchange Commission on February 16, 1996


File Nos. 33-78264, 811-8490


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6



                                      and



        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 8



                         Excelsior Institutional Trust
               (Exact Name of Registrant as Specified in Charter)

                  73 Tremont St., Boston, Massachusetts 02108
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-557-8000


                                John M. Corcoran
                  73 Tremont St., Boston, Massachusetts 02108
                    (Name and Address of Agent for Service)


                         Copy To: Roger P. Joseph, Esq.
     Bingham, Dana & Gould, 150 Federal Street, Boston, Massachusetts 02110

 It is proposed that this filing will become effective (check appropriate box)


[X] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)

[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:


[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has previously registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 (for the fiscal year ending May 31, 1995) on July 30, 1995.

Federated Investment Portfolios has also executed this Registration Statement.

EXCELSIOR INSTITUTIONAL TRUST
CROSS-REFERENCE SHEET
(As Required by Rule 495)


PART A ITEM NUMBER:  Prospectus Headings.

1.    COVER PAGE:  Cover Page.

2.    SYNOPSIS:  Summary of Expenses.

3.    CONDENSED FINANCIAL INFORMATION: Financial Highlights.

4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Investment Objectives and Policies; Special Information Concerning Hub and Spoke(R) Structure Applicable to the Bond Index Fund.

5.    MANAGEMENT OF THE FUND:  Management of the Trust.

5A.   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE:  Not applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Cover Page; Pricing of Shares; How to Purchase, Exchange and Redeem Shares; Tax Matters; Management of the Trust; Dividends and Capital Gains Distributions; Description of Shares, Voting Rights and Liabilities.

7. PURCHASE OF SECURITIES BEING OFFERED: How to Purchase, Exchange and Redeem Shares; Investor Programs.

8. REDEMPTION OR REPURCHASE: How to Purchase, Exchange and Redeem Shares; Investor Programs.

9.    PENDING LEGAL PROCEEDINGS:  Not applicable.

PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.   COVER PAGE:  Cover Page.

11.   TABLE OF CONTENTS:  Table of Contents.

12.   GENERAL INFORMATION AND HISTORY:  Not applicable.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives, Policies and Restrictions.

14.   MANAGEMENT OF THE FUND:  Management of the Trust.

15.   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  Management of the
Trust.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Management of the Trust; see Prospectus -- "Management of the Trust".

17. BROKERAGE ALLOCATION AND OTHER PRACTICES: Investment Objectives, Policies and Restrictions.

18. CAPITAL STOCK AND OTHER SECURITIES: Excelsior Institutional Trust; Taxation; Description of the Trust; Fund Shares; see Prospectus -- "Management of the Trust" and "Description of Shares, Voting Rights and Liabilities".

19.   PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED:
Determination of Net Asset Value; Valuation of Securities; Additional Purchase, Exchange and Redemption Information.

20.   TAX STATUS:  Taxation; see Prospectus -- "Tax Matters".

21. UNDERWRITERS: Management of the Trust; see Prospectus -- "Management of the Trust".

22.   CALCULATION OF PERFORMANCE DATA:  Performance Information.

23.   FINANCIAL STATEMENTS:  Financial Statements.

PART C

      Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.

                                EXPLANATORY NOTE



     This Post-Effective Amendment No. 6 (the "Amendment") to the Registrant's registration statement on Form N-1A (the "Registration Statement") is being filed with respect to Excelsior Institutional Equity Fund, Excelsior Institutional Income Fund, Excelsior Institutional Total Return Bond Fund, Excelsior Institutional Bond Index Fund, Excelsior Institutional Balanced Fund, Excelsior Institutional Equity Growth Fund and Excelsior Institutional International Equity Fund (collectively, the "Funds"), each a series of the Registrant. The Amendment is being filed in order to designate February 27, 1996 as the new effective date for the Registrant's Post-Effective Amendment No. 5 which was filed on December 19, 1995 and would have become effective on February 19, 1996 pursuant to paragraph (a)(i) of Rule 485.

PROSPECTUS

Incorporated herein by reference from Post-Effective Amendment No. 5 to the Registration Statement, as filed with the SEC on December 19, 1995.

STATEMENT OF ADDITIONAL INFORMATION

Incorporated herein by reference from Post-Effective Amendment No. 5 to the Registration Statement, as filed with the SEC on December 19, 1995.

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)   Financial Statements:

The Financial Statements included in Part A are as follows:

Financial Highlights: Excelsior Institutional Equity Fund, Excelsior Institutional Income Fund, Excelsior Institutional Total Return Bond Fund, Excelsior Institutional Bond Index Fund, Excelsior Institutional Balanced Fund, Excelsior Institutional Equity Growth Fund, and Excelsior Institutional
 International Equity Fund.

The Financial Statements included in Part B are as follows:


      Excelsior Institutional Trust
           Statement of Assets and Liabilities, May 31, 1995 Statements of Operations, Commencement of Operations through May 31, 1995 Statements of Changes in Net Assets, Commencement of Operations through May 31, 1995 Financial Highlights Notes to Financial Statements, May 31, 1995 Report of Ernst & Young LLP


      St. James Portfolios
           Schedule of Investments, May 31, 1995 Statement of Assets and Liabilities, May 31, 1995 Statements of Operations, Commencement of Operations through May 31, 1995 Statements of Changes in Net Assets, Commencement of Operations through May 31, 1995 Supplementary Data Notes to Financial Statements, May 31, 1995 Report of Price Waterhouse LLP



(b)   Exhibits:


1.    Trust Instrument of the Registrant.                        5

1(a). Amended and Restated Schedule A to Trust
      Instrument of the Registrant.                              5

2.    By-Laws of the Registrant.                                 5

5(a). Form of Investment Advisory Agreement                      7

5(b). Form of Investment Subadvisory Agreement                   7

6.    Distribution Agreement between the Registrant
      and Edgewood Services, Inc.                                6

8(a). Form of Custodian Agreement between the Registrant
      and Chase Manhattan Bank, N.A.                             7

8(b). Form of Subcustodian Agreement between Chase
      Manhattan Bank, N.A. and foreign subcustodians.            7

9(a). Form of Administration Agreement between the
      Registrant and United States Trust Company
      of New York, Chase Global Funds Services Company
      and Federated Administrative Services                      7

9(b). Form of Fund Accounting and Servicing Agreement
      between the Registrant and Federated Services Company
7

9(c). Form of Shareholder Servicing Agreement between
      the Registrant and certain financial institutions.         2

9(d). Form of Transfer Agency Agreement between the
      Registrant and Mutual Funds Service Company.               2

10.   Opinion of Counsel.                                        2


11.   Consents of Independent Auditors/Accountants.              8


13.   Investor Representation Letter of Initial Shareholder.     2

16.   Schedule for Computation of Performance Quotations.        2

17.   Financial Data Schedules.                                  7


18(a).Powers of Attorney for Trustees and officers of the Trust. 8

18(b).Powers of Attorney for Trustees and officers of Federated
      Investment Portfolios.                                     7

1    Incorporated herein by reference from the Registrant's Registration
Statement on Form N-1A (File Nos. 33-78264 and 811-8490) (the "Registration Statement"), as filed with the Securities and Exchange Commission (the "SEC") on April 28, 1994.

2    Incorporated herein by reference from Pre-Effective Amendment No. 2 to the
Registration Statement, as filed with the SEC on June 22, 1994.

3    Incorporated herein by reference from Post-Effective Amendment No. 1 to the Registration Statement, as filed with the SEC on July 13, 1994.

4    Incorporated herein by reference from Post-Effective Amendment No. 2 to the Registration Statement, as filed with the SEC on September 28, 1994.

5    Incorporated herein by reference from Post-Effective Amendment No. 3 to the Registration Statement, as filed with the SEC on June 13, 1995.

6    Incorporated herein by reference from Post-Effective Amendment No. 4 to the Registration Statement, as filed with the SEC on October 2, 1995.


7    Incorporated herein by reference from Post-Effective Amendment No. 5 to the Registration Statement, as filed with the SEC on December 19, 995

8.   Filed herewith.




ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


      Shares of Beneficial Interest (par value $.00001).

Title of Class:                         Number of Record Holders As
                                        of November 25, 1995.

Excelsior Institutional Equity Fund:                3
Excelsior Institutional Income Fund:                2
Excelsior Institutional Total Return Bond Fund:     3
Excelsior Institutional Bond Index Fund:            2
Excelsior Institutional Balanced Fund:              2
Excelsior Institutional Equity Growth Fund:         2
Excelsior Institutional International Equity Fund:  2


ITEM 27. INDEMNIFICATION.

      Reference is hereby made to Article IX of the Registrant's Trust Instrument, filed as an exhibit to this Registration Statement.

      The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
ADVISER.

      United States Trust Company of New York ("U.S. Trust") is a full-service state-chartered bank located in New York, New York. The name, position with U.S. Trust, address, principal occupation and type of business are set forth below for the trustees and certain senior executive officers of U.S. Trust, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

     SAMUEL C. BUTLER -- Trustee/Director; Cravath, Swaine & Moore, Worldwide Plaza, 825 Eighth Avenue, New York, NY 10019; Partner in Cravath, Swaine & Moore (law firm).

     PETER O. CRISP -- Trustee/Director; Venrock Associates, Room 5600, 30 Rockefeller Plaza, New York, NY 10112; General Partner in Venrock Associates.

     ANTONIA M. GRUMBACH -- Trustee/Director; Patterson, Belknap, Webb & Tyler, 30 Rockefeller Plaza, New York, NY 10112; Partner in Patterson, Belknap, Webb & Tyler (law firm).

     H. MARSHALL SCHWARZ -- Trustee/Director; Chairman of the Board and Chief Executive Officer; United States Trust Co. of New York, 114 West 47th Street, New York, NY 10036; Chairman of the Board & Chief Executive Officer of U.S. Trust Corporation and U.S. Trust Company of N.Y.(bank).

     PHILIPPE DE MONTEBELLO -- Trustee/Director; Metropolitan Museum of Art, 1000 Fifth Avenue, New York, NY 10029-0198; Director of the Metropolitan Museum of Art (art museum).

     PAUL W. DOUGLAS -- Trustee/Director; 250 Park Avenue, Room 1900, New York, NY 10177; Retired

     FREDERIC C. HAMILTON -- Trustee/Director; Hamilton Oil Corp., 1560 Broadway, Suite 2000, Denver,CO 80202; Chairman of the Board of Hamilton Oil Corp. (oil & gas exploration).

     FRANK S. STREETER -- Honorary Trustee; 380 Madison Ave., 4th Floor, New York, NY 10017 ; Trustees and Corp.

     JOHN H. STOOKEY -- Trusteee/Director; Quantum Chemical Corp., 99 Park Avenue, New York, NY 10016; Director, Chairman of the Board, Chief Executive Officer and President of Quantum Chemical Corp.

     ROBERT N. WILSON -- Trustee/Director; Johnson & Johnson, One Johnson & Johnson Plaza, New Brunswick, NJ 08933 ; Vice Chairman of the Board of Johnson & Johnson.

     PETER L. MALKIN -- Trustee/Director; Wein, Malkin & Bettex , Lincoln

Building, 60 East 42nd Street, New York, NY 10165 ; Chairman of Wein, Malkin & Bettex.

     RICHARD F. TUCKER -- Trustee/Director; 11 Over Rock Lane, Westport, CT 06880 ; Retired.

     CARROLL L. WAINRIGHT, JR. -- Trustee/Director; Milbank, Tweed, Hadley & McCloy, One Chase Manhattan Plaza, New York, NY 10005 ; Consulting Partner of Milbank, Tweed, Hadley & McCloy (law firm).


     DONALD M. ROBERTS -- Trustee/Director, Vice Chairman and Treasurer; United States Trust Company of New York, 114 West 47th Street, New York, NY 10036; Vice Chairman of the Board and Treasurer of U.S. Trust Corporation and United States Trust Company of New York (bank).

     FREDERICK B. TAYLOR -- Trustee/Director, Vice Chairman and Chief Investment Officer; United States Trust Company of New York; 114 West 47th Street, New York, NY 10036; Vice Chairman and Chief Investment Officer of U.S. Trust Corporation and United States Trust Company of New York (bank).

     JEFFREY S. MAURER -- Trustee/Director, President; United States Trust Company of New York, 114 West 47th Street, New York, NY 10036; president of U.S. Trust Corporation and U.S. Trust Company of New York (bank).

     DANIEL P. DAVISON -- Trustee/Director; Christie, Manson & Woods International, Inc., 502 Park Avenue, New York, NY 10021; Chairman, Christie, Manson & Woods International, Inc. (fine art auctioneer).

     TOM KILLEFER -- Honorary Trustee; United States Trust Company of New York, 114 West 47th Street, New York, NY 10036; Former Chairman of the Board and President of U.S. Trust Corporation and United States Trust Company of New York
(bank).

     ORSON D. MUNN -- Trustee/Director; Munn, Bernhard & Associates, Inc., 6 East 43rd Street , 28th Floor, New York, NY 10017; Chairman and Director of Munn, Bernhard & Associates, Inc. (investment advisory firm).

     WALTER N. ROTHSCHILD, JR. -- Trustee/Director; 145 East 48th Street, Suite 16D, New York, NY 10017 ; Corporate Director and Trustee.

     PHILIP L. SMITH -- Trustee/Director; P.O. Box 205, Oakledge, Mount Sunapee, NH 03772 ; Corporate Director and Trustee.

     EDWIN D. ETHERINGTON -- Trustee/Director; P.O. Box 100, Old Lyme, CT 06371; President Emeritus, Wesleyan University, and Former President of American Stock Exchange (education).

     HAROLD J. HUDSON, JR. -- Honorary Trustee; General Reinsurance Co., Financial Center, P.O. Box 10350, Stamford, CT 06904; Former Chairman of the Board of General Reinsurance Corporation.

     United States Trust Company of the Pacific Northwest ("UST-PN") is a full-service state chartered bank located in Portland, Oregon. The name, position with UST-PN, address, principal occupation and type of business are set forth below for the trustees and certain senior executive officers of UST-PN, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

     RALPH C. RITTENOUR, JR. -- Trustee/Director; United States Trust Company of the Pacific Northwest, 4380 SW Macadam Avenue, Suite 450, Portland, OR 97201; Chairman and Chief Executive Officer of United States Trust Company of the Pacific Northwest (bank).

     CHARLES J. SWINDELLS -- Trustee/Director; United States Trust Company of the Pacific Northwest, 4380 SW Macadam Avenue, Suite 450, Portland, OR 97201; President of United States Trust Company of the Pacific Northwest (bank).

     NANCY L. JACOB, PH.D. -- Trustee/Director; United States Trust Company of the Pacific Northwest, 4380 SW Macadam Avenue, Suite 450, Portland, OR 97201; Executive Vice President of United States Trust of the Pacific Northwest
(bank).

     RICHARD ACKERMAN -- Trustee/Director; United States Trust Company of the Pacific Northwest, 4380 SW Macadam Avenue, Suite 450, Portland, OR 97201; Chief Administrative Officer and Senior Vice President of United States Trust Company of the Pacific Northwest (bank).

     STEPHEN BRINK -- Trustee/Director; United States Trust Company of the Pacific Northwest, 4380 SW Macadam Avenue, Suite 450, Portland, OR 97201 ; Senior Vice President and Chief Investment Officer of United States Trust Company of the Pacific Northwest (bank).

     MARCIA BENNETT -- Trustee/Director; United States Trust Company of the Pacific Northwest, 4380 SW Macadam Avenue, Suite 450, Portland, OR 97201; Senior Vice President, Trust Officer and Operations Officer of United States Trust Company of the Pacific Northwest (bank).

     MARV VUKOVICH -- Trustee/Director; United States Trust Company of the Pacific Northwest, 4380 SW Macadam Avenue, Suite 450, Portland, OR 97201; Vice President and Chief Financial Officer of United States Trust Company of the Pacific Northwest (bank).

     CAROL HIBBS -- Trustee/Director; Tonkon Torp, Galen, Marmaduke & Booth, 1600 Pioneer Tower, 888 SW Fifth Avenue, Portland, OR 97204; Attorney at Tonkon Torp, Galen, Marmaduke & Booth (law firm).

     Becker Capital Management, Inc. ("Becker") is a registered Investment Adviser located in Portland, Oregon. The name, position with Becker, address, principal occupation and type of business are set forth below for the trustees and certain senior executive officers of Becker, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

     PATRICK E. BECKER -- Director; President and Chief Investment Officer; Becker Capital Management, Inc., 1211 SW Fifth Avenue, #2185, Portland, OR 97204; President and Chief Investment Officer of Becker Capital Management, Inc. (investment advisory).

     JANEEN S. MCANINCH -- Director; Executive Vice President; Becker Capital Management, Inc. , 1211 SW Fifth Avenue, #2185, Portland, OR 97204; Executive Vice President of Becker Capital Management, Inc. (investment advisory).

     GEARY T. BECKER -- Senior Vice President - Fixed Income; Becker Capital Management, Inc. , 1211 SW Fifth Avenue, #2185, Portland, OR 97204 , Senior Vice President - Fixed Income of Becker Capital Management, Inc. (investment advisory).

     MICHAEL C. MALONE -- Senior Vice President - Marketing; Becker Capital Management, Inc. , 1211 SW Fifth Avenue, #2185, Portland, OR 97204 ; Senior Vice President - Marketing of Becker Capital Management, Inc. (investment advisory).

     DONALD L. WOLCOTT -- Vice President - Equity Portfolio Manager; Becker Capital Management, Inc., 1211 SW Fifth Avenue, #2185, Portland, OR 97204; Vice President - Equity Portfolio Manager of Becker Capital Management, Inc. (investment advisory).

     ROBERT N. SCHAEFFER -- Vice President - Equity Portfolio Manager; Becker Capital Management, Inc., 1211 SW Fifth Avenue, #2185, Portland, OR 97204; Vice President Equity Portfolio Manager of Becker Capital Management, Inc. (investment advisory).

     MICHAEL F. MCCOY -- Vice President - Quantitative Research; Becker Capital Management, Inc., 1211 SW Fifth Avenue, #2185, Portland, OR 97204; Vice President -- Quantitative Research of Becker Capital Management, Inc. (investment advisory).

     Harding, Loevner Management, L.P. ("Harding Loevner") is a registered Investment Advisor located in Somerville, New Jersey. The name, position with Harding Loevner, address, principal occupation and type of business are set forth below for the trustees and certain senior executive officers of Harding Loevner, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

     DANIEL D. HARDING -- Director/Chief Investment Officer; Harding, Loevner Management, L.P. , 50 Division Street, Suite 401, Somerville, NJ 08876; Chief Investment Officer of Harding, Loevner Management, L.P. (investment advisory).

     DAVID R. LOEVNER -- Director/Chief Executive Officer; Harding, Loevner Management, L.P. , 50 Division Street, Suite 401, Somerville, NJ 08876; Chief Executive Officer of Harding, Loevner Management, L.P. (investment advisory).

     SIMON HALLETT -- Director/Senior Portfolio Manager; Harding, Loevner Management, L.P., 50 Division Street, Suite 401, Somerville, NJ 08876; Senior Portfolio Investment Manager of Harding, Loevner Management, L.P. (investment advisory).

     Luther King Capital Management ("Luther King") is a registered Investment Advisor located in Fort Worth, Texas. The name, position with Luther King, address, principal occupation and type of business are set forth below for the trustees and certain senior executive officers of Luther King, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

     J. LUTHER KING, JR. -- President; Luther King Capital Management, 301 Commerce Street, Suite 1600, Ft. Worth, TX 76102; Chief Investment Officer of Luther King Capital Management (investment advisory).

     EMMETT M. MURPHY -- Vice President/Principal; Luther King Capital Management, 301 Commerce Street, Suite 1600, Ft. Worth, TX 76102; Portfolio Manager of Luther King Capital Management (investment advisory).

     PAUL W. GREENWELL -- Vice President/Principal; Luther King Capital Management, 301 Commerce Street, Suite 1600, Ft. Worth, TX 76102; Portfolio Manager of Luther King Capital Management (investment advisory).

     ROBERT M. HOLT, JR. -- Vice President/Principal; Luther King Capital Management, 301 Commerce Street, Suite 1600, Ft. Worth, TX 76102; Portfolio Manager of Luther King Capital Management (investment advisory).

     SCOT C. HOLLMANN -- Vice President/Principal; Luther King Capital Management, 301 Commerce Street, Suite 1600, Ft. Worth, TX 76102; Portfolio Manager of Luther King Capital Management (investment advisory).

     DAVID L. DOWLER -- Vice President/Principal; Luther King Capital Management, 301 Commerce Street, Suite 1600, Ft. Worth, TX 76102 ; Portfolio Manager of Luther King Capital Management (investment advisory).

     BARBARA S. GARCIA -- Treasurer/Principal; Luther King Capital Management, 301 Commerce Street, Suite 1600, Ft. Worth, TX 76102; Officer Manager of Luther King Capital Management (investment advisory).


ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) Edgewood Services, Inc. is the distributor for the shares of the Registrant. Edgewood Services, Inc. also serves as the principal underwriter for Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds.

     (b) The following are the directors and officers of Edgewood Services, Inc. The principal business address of these individuals is Federated Investors Tower, Pittsburgh, PA 15222-3779. Their respective position and offices with the Registrant, if any, are also indicated.

NAME:                     POSITION.

James J. Dolan:           Trustee and President.
Douglas L. Hein:          Trustee.
R. Jeffrey Niss:          Trustee and Senior Vice-President.
Frank E. Polefrone:       Trustee.
Newton Heston III:        Vice-President.
Ernest L. Linane:         Assistant Vice-President.
S. Elliot Cohan:          Secretary.
Charles H. Field:         Assistant Secretary.
Jeannete Fisher-Garber:   Assistant Secretary.
Kenneth W. Pegher, Jr.:   Treasurer.

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

UNITED STATES TRUST COMPANY OF NEW YORK (co-administrator) 114 West 47th Street, New York, New York 10036

FEDERATED SERVICES, COMPANY (co-administrator; servicing and fund accounting agent for the Bond Index Portfolio): Federated Investors Tower, Pittsburgh, PA 15222-3779.

CHASE GLOBAL FUND SERVICES COMPANY (transfer agent and co-administrator):
73 Tremont Street, Boston, MA 02108-3913.


THE CHASE MANHATTAN BANK, N.A. (custodian): 770 Broadway, New York, NY
10003-9598.


INVESTORS BANK & TRUST COMPANY (custodian and sub-portfolio accounting agent of Bond Index Portfolio): 79 Milk Street, Boston, MA 02205.


EDGEWOOD SERVICES, INC. (distributor): Federated Investors Tower, Pittsburgh, PA 15222-3779.

ITEM 31. MANAGEMENT SERVICES.

     Not Applicable.

ITEM 32. UNDERTAKINGS.

     (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.
     (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Philadelphia and Commonwealth of Pennsylvania on the 15th day of February, 1996.



EXCELSIOR INSTITUTIONAL TRUST



By: Alfred C. Tannachion*

Alfred C. Tannachion
President, Chairman of the Board, Treasurer and Chief Financial Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 15, 1996.


Alfred C. Tannachion*

Alfred C. Tannachion
President, Chairman of the Board, Treasurer and Chief Financial Officer


Rodman C. Drake*
Rodman L. Drake
Trustee


Jonathan Piel*
Jonathan Piel
Trustee

W. Wallace McDowell, Jr.*
W. Wallace McDowell, Jr.
Trustee

Donald L. Campbell*
Donald L. Campbell
Trustee


Joseph H. Dugan*
Joseph H. Dugan
Trustee


Wolfe J. Frankl*
Wolfe J. Frankl
Trustee


Robert A. Robinson*
Robert A. Robinson
Trustee


Frederick S. Wonham*
Frederick S. Wonham
Trustee


*By: /s/ W. Bruce McConnel, III

Name:  W. Bruce McConnel, III
     As attorney-in-fact pursuant to
     a power of attorney filed herewith

                                   SIGNATURES



     Federated Investment Portfolios ("Federated Portfolios") has duly caused the Registration Statement on Form N-1A (Registration Statement") of Excelsior Institutional Trust (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 15th day of February 1996.



FEDERATED INVESTMENT PORTFOLIOS

By:  John F. Donahue*

John F. Donahue
Chairman and Trustee of
Federated Portfolios



Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in capacities indicated on February 15, 1996.


John F. Donahue*
John F. Donahue
Chairman and Trustee of
Federated Portfolios

J. Christopher Donahue*
J. Christopher Donahue
President and Trustee of
Federated Portfolios


David M. Taylor*
David M. Taylor
Treasurer of Federated Portfolios

Thomas G. Bigley*
Thomas G. Bigley
Trustee of Federated Portfolios


John T. Conroy, Jr.*
John T. Conroy, Jr.
Trustee of Federated Portfolios

William J. Copeland*
William J. Copeland
Trustee of Federated Portfolios


James E. Dowd*
James E. Dowd
Trustee of Federated Portfolios


Lawrence D. Ellis, M.D.*
Lawrence D. Ellis, M.D.
Trustee of Federated Portfolios


Edward L. Flaherty, Jr.*
Edward L. Flaherty, Jr.
Trustee of Federated Portfolios


Peter E. Madden*
Peter E. Madden
Trustee of Federated Portfolios


Gregor F. Meyer*
Gregor F. Meyer
Trustee of Federated Portfolios


John E. Murray, Jr.*
John E. Murray, Jr.
Trustee of Federated Portfolios

Wesley W. Posvar*
Wesley W. Posvar
Trustee of Federated Portfolios



Marjorie P. Smuts*
Marjorie P. Smuts
Trustee of Federated Portfolios


*By /s/ S. Elliott Cohan

S. Elliott Cohan
  As attorney-in-fact pursuant to a
  power of attorney previously filed

INDEX TO EXHIBITS


Exhibit
No.        Description of Exhibit


11.        Consents of Independent Accountants.

18(a). Powers of Attorney for Trustees and Officers of the Registrant.